Total revenue and Income (Detail) - BRL (R$) R$ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenue And Income [abstract]
Gross revenue from transaction activities and other services		R$ 514,074		R$ 217,252		R$ 1,391,381		R$ 543,818		R$ 305,298
Gross revenue from sales		129,678		166,221		655,153		371,517		238,947
Gross financial income		288,419	[1]	145,743	[1]	858,410	[2]	411,413	[2]	243,566	[2]
Other financial income		116,360	[3]	836	[3]	8,576		5,337		10,744
Total gross revenue and income		1,048,531		530,052		2,913,520		1,332,085		798,556
Deductions from gross revenue from transactions activities and other services		(71,226)	[4]	(26,827)	[4]	(167,120)	[5]	(63,793)	[5]	(37,101)	[5]
Deductions from gross revenue from sales		(35,692)	[6]	(47,783)	[6]	(183,229)	[7]	(110,923)	[7]	(62,430)	[7]
Deductions from gross financial income	[8]	(13,581)		(6,934)		(39,786)		(18,984)		(24,104)
Total deductions from gross revenue and income		(120,499)		(81,544)		(390,135)		(193,700)		(123,635)
Total revenue and income		R$ 928,032		R$ 448,508		R$ 2,523,385		R$ 1,138,385		R$ 674,920

[1]	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on note receivables due in installments.
[2]	Includes (a) interest from early payment related to the discount of notes payable to third parties paid in advance and (b) interest on note receivables due in installments.
[3]	The increase in the period refers to foreign exchange gain on the currency conversion of the primary offer proceeds for the three-month period ended March 31, 2018 in the amount of R$89,866, and financial income on financial investments classified as cash and cash equivalents for the three-month period ended on March 31, 2018 in the amount of R$25,694 (March 31, 2017-R$360).
[4]	Deductions consist of sales taxes.
[5]	Deductions consist of services taxes.
[6]	The deductions are composed by sales taxes and returns.
[7]	The deductions are composed of sales taxes and returns.
[8]	Deductions consist of taxes on financial income.